Schedule of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Deferred tax assets liabilities, beginning balance	$ (3,434)	$ (2,084)
Deferred tax assets liabilities, ending balance	(2,904)	(3,434)	$ (2,084)
Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets liabilities, beginning balance	(1,234)	(411)
Charged to comprehensive income	(998)	(823)	78
Acquisition of subsidiary			(489)
Deferred tax assets liabilities, ending balance	(2,232)	(1,234)	(411)
Other temporary differences [member] | Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets liabilities, beginning balance	(1,234)	(411)
Charged to comprehensive income	(998)	(823)	78
Acquisition of subsidiary			(489)
Deferred tax assets liabilities, ending balance	(2,232)	(1,234)	(411)
Allowance for credit losses [member] | Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets liabilities, beginning balance
Charged to comprehensive income
Acquisition of subsidiary
Deferred tax assets liabilities, ending balance
Deferred Tax Assets [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets liabilities, beginning balance	4,668	2,495	1,347
Charged to comprehensive income	468	2,173	885
Acquisition of subsidiary			263
Deferred tax assets liabilities, ending balance	5,136	4,668	2,495
Deferred Tax Assets [Member] | Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets liabilities, beginning balance	4,080	1,853	814
Charged to comprehensive income	196	2,227	776
Acquisition of subsidiary			263
Deferred tax assets liabilities, ending balance	4,276	4,080	1,853
Deferred Tax Assets [Member] | Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets liabilities, beginning balance	588	642	533
Charged to comprehensive income	272	(54)	109
Acquisition of subsidiary
Deferred tax assets liabilities, ending balance	$ 860	$ 588	$ 642